Summary of Significant Accounting Policies - Schedule of Number Of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination (Details)	1 Months Ended
Oct. 31, 2022 shares
Accounting Policies [Abstract]
Common stock redeemable and outstanding prior to business combination on September 30, 2022	5,750,000
Less: redemption of Ignyte shares	(5,159,287)
Common stock of Ignyte	590,713
Ignyte founder shares	1,537,500
Shares issued for services and debt settlement	106,150
Total Ignyte shares	2,234,363
Peak Bio shareholders	17,295,044
Total shares of common stock immediately after business combination on November 1, 2022	19,529,407